Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Consolidated Adjusted Ebitda [Abstract]
Depreciation on lease assets	€ 13,376	€ 13,227
Interest cost on leases	€ 2,613	€ 2,635